Credit Quality of Financing Receivables and the Allowance for Credit Losses	12 Months Ended
Mar. 31, 2016
Credit Quality of Financing Receivables and the Allowance for Credit Losses

8. Credit Quality of Financing Receivables and the Allowance for Credit Losses

The Company and its subsidiaries apply ASC 310 (“Receivables”), which requires an entity to provide the following information disaggregated by portfolio segment and class of financing receivable.

Allowance for credit losses—by portfolio segment

Credit quality of financing receivables—by class

•	Impaired loans

•	Credit quality indicators

•	Non-accrual and past-due financing receivables

Information about troubled debt restructurings—by class

A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans and direct financing leases. Classes of financing receivables are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk, and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financing receivables. Classes of financing receivables generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for fiscal 2014, 2015 and 2016:

	March 31, 2014
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥14,526	¥16,717	¥41,875	¥15,316	¥15,830	¥104,264
Provision	4,437	2,381	837	2,532	3,651	13,838
Charge-offs	(5,786)	(3,590)	(11,807)	(3,921)	(4,421)	(29,525)
Recoveries	290	140	798	111	70	1,409
Other*2	6	(6,601)	1,041	110	254	(5,190)

Ending balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796

Individually evaluated for impairment	3,279	8,534	25,054	12,288	0	49,155
Not individually evaluated for impairment	10,194	513	7,690	1,860	15,384	35,641

Financing receivables:
Ending balance	¥1,236,414	¥174,204	¥837,329	¥53,341	¥1,094,073	¥3,395,361

Individually evaluated for impairment	11,796	24,902	76,051	23,075	0	135,824
Not individually evaluated for impairment	1,224,618	149,302	761,278	30,266	1,094,073	3,259,537
	March 31, 2015
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796
Provision (Reversal)	5,456	(1,080)	4,800	(690)	3,145	11,631
Charge-offs	(7,189)	(53)	(13,247)	(3,390)	(3,832)	(27,711)
Recoveries	835	0	593	432	58	1,918
Other*3	10	234	782	217	449	1,692

Ending balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326

Individually evaluated for impairment	2,606	7,751	15,541	8,481	0	34,379
Not individually evaluated for impairment	9,979	397	10,131	2,236	15,204	37,947

Financing receivables:
Ending balance	¥1,330,353	¥124,768	¥965,028	¥42,292	¥1,216,454	¥3,678,895

Individually evaluated for impairment	11,993	22,032	51,793	15,216	0	101,034
Not individually evaluated for impairment	1,318,360	102,736	913,235	27,076	1,216,454	3,577,861

	March 31, 2016
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for Credit Losses:
Beginning Balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326
Provision (Reversal)	7,367	(491)	3,362	(1,308)	2,787	11,717
Charge-offs	(7,572)	(504)	(5,298)	(1,236)	(4,075)	(18,685)
Recoveries	543	0	393	232	13	1,181
Other*4	344	(5,353)	(738)	(172)	(549)	(6,468)

Ending Balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071

Individually Evaluated for Impairment	2,770	1,323	12,552	5,888	0	22,533
Not Individually Evaluated for Impairment	10,497	477	10,839	2,345	13,380	37,538

Financing receivables:
Ending Balance	¥1,461,982	¥81,211	¥996,649	¥30,524	¥1,190,136	¥3,760,502

Individually Evaluated for Impairment	14,101	11,057	37,422	11,013	0	73,593
Not Individually Evaluated for Impairment	1,447,881	70,154	959,227	19,511	1,190,136	3,686,909

*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 (“Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality”).
*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
*4	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*5	Loans held for sale are not included in the table above.

In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors:

•	business characteristics and financial conditions of obligors;

•	current economic conditions and trends;

•	prior charge-off experience;

•	current delinquencies and delinquency trends; and

•	value of underlying collateral and guarantees.

The Company and its subsidiaries individually develop the allowance for credit losses for impaired loans. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience as segmented by debtor’s industry and the purpose of the loans and develop the allowance for credit losses based on such prior charge-off experience as well as current economic conditions.

In common with all portfolio segments, a deterioration of debtors’ condition may increase the risk of delay in payments of principal and interest. For loans to consumer borrowers, the amount of the allowance for credit losses is changed by the variation of individual debtors’ creditworthiness and value of underlying collateral and guarantees, and the prior charge-off experience. For loans to corporate other borrowers and direct financing leases, the amount of the allowance for credit losses is changed by current economic conditions and trends, the value of underlying collateral and guarantees, and the prior charge-off experience in addition to the debtors’ creditworthiness.

The decline of the value of underlying collateral and guarantees may increase the risk of inability to collect from the loans and direct financing leases. Particularly for non-recourse loans for which cash flow from real estate is the source of repayment, their collection depends on the real estate collateral value, which may decline as a result of decrease in liquidity of the real estate market, rise in vacancy rate of rental properties, fall in rents and other factors. These risks may change the amount of the allowance for credit losses. For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, these risks may change the amount of the allowance for credit losses.

In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the impaired loans as of March 31, 2015 and 2016:

	March 31, 2015
		Millions of Yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥18,404	¥18,359	¥0
Consumer borrowers		450	407	0
	Housing loans	450	407	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		17,954	17,952	0
Non-recourse loans	Japan	4,975	4,975	0
	The Americas	0	0	0
Other	Real estate companies	5,167	5,167	0
	Entertainment companies	892	892	0
	Other	6,920	6,918	0
Purchased loans		0	0	0
With an allowance recorded*2:		82,630	79,418	34,379
Consumer borrowers		11,543	9,737	2,606
	Housing loans	4,907	3,118	1,689
	Card loans	3,741	3,731	566
	Other	2,895	2,888	351
Corporate borrowers		55,871	54,465	23,292
Non-recourse loans	Japan	310	310	64
	The Americas	16,747	16,747	7,687
Other	Real estate companies	15,940	15,708	5,099
	Entertainment companies	3,580	3,548	1,429
	Other	19,294	18,152	9,013
Purchased loans		15,216	15,216	8,481

Total:		¥101,034	¥97,777	¥34,379

Consumer borrowers		11,993	10,144	2,606

	Housing loans	5,357	3,525	1,689

	Card loans	3,741	3,731	566

	Other	2,895	2,888	351

Corporate borrowers		73,825	72,417	23,292

Non-recourse loans	Japan	5,285	5,285	64

	The Americas	16,747	16,747	7,687

Other	Real estate companies	21,107	20,875	5,099

	Entertainment companies	4,472	4,440	1,429

	Other	26,214	25,070	9,013

Purchased loans		15,216	15,216	8,481

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥14,601	¥14,498	¥0
Consumer borrowers		931	852	0
	Housing loans	931	852	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		13,670	13,646	0
Non-recourse loans	Japan	4,776	4,776	0
	The Americas	0	0	0
Other	Real estate companies	0	0	0
	Entertainment companies	211	211	0
	Other	8,683	8,659	0
Purchased loans		0	0	0
With an allowance recorded*2:		58,992	57,758	22,533
Consumer borrowers		13,170	12,628	2,770
	Housing loans	3,580	3,058	1,401
	Card loans	4,123	4,113	590
	Other	5,467	5,457	779
Corporate borrowers		34,809	34,117	13,875
Non-recourse loans	Japan	292	292	72
	The Americas	5,989	5,988	1,251
Other	Real estate companies	8,612	8,480	2,140
	Entertainment companies	2,218	2,209	840
	Other	17,698	17,148	9,572
Purchased loans		11,013	11,013	5,888

Total:		¥73,593	¥72,256	¥22,533

Consumer borrowers		14,101	13,480	2,770

	Housing loans	4,511	3,910	1,401

	Card loans	4,123	4,113	590

	Other	5,467	5,457	779

Corporate borrowers		48,479	47,763	13,875

Non-recourse loans	Japan	5,068	5,068	72

	The Americas	5,989	5,988	1,251

Other	Real estate companies	8,612	8,480	2,140

	Entertainment companies	2,429	2,420	840

	Other	26,381	25,807	9,572

Purchased loans		11,013	11,013	5,888

*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

The Company and its subsidiaries recognize installment loans other than purchased loans and loans to consumer borrowers as impaired loans when principal or interest is past-due 90 days or more, or it is probable that the Company and its subsidiaries will be unable to collect all amounts due according to the contractual terms of the loan agreements due to various debtor conditions, including insolvency filings, suspension of bank transactions, dishonored bills and deterioration of businesses. For non-recourse loans, in addition to these conditions, the Company and its subsidiaries perform an impairment review using financial covenants, acceleration clauses, loan-to-value ratios, and other relevant available information.

For purchased loans, the Company and its subsidiaries recognize them as impaired loans when it is probable that the Company and its subsidiaries will be unable to collect book values of the remaining investment due to factors such as a decline in the real estate collateral value and debtors’ creditworthiness since the acquisition of these loans.

The Company and its subsidiaries consider that loans to consumer borrowers, including housing loans, card loans and other, are impaired when terms of these loans are modified as troubled debt restructurings.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

In common with all classes, impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-recourse loans, in principle, the estimated collectible amount is determined based on the fair value of the collateral securing the loans as they are collateral-dependent. Further for certain non-recourse loans, the estimated collectible amount is determined based on the present value of expected future cash flows. The fair value of the real estate collateral securing the loans is determined using appraisals prepared by independent third-party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate. We generally obtain a new appraisal once a fiscal year. In addition, we periodically monitor circumstances of the real estate collateral and then obtain a new appraisal in situations involving a significant change in economic and/or physical conditions which may materially affect its fair value. For impaired purchased loans, the Company and its subsidiaries develop the allowance for credit losses based on the difference between the book value and the estimated collectible amount of such loans.

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2014, 2015 and 2016:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,445	¥295	¥230
	Housing loans	8,004	231	178
	Card loans	2,453	38	31
	Other	988	26	21
Corporate borrowers		134,927	4,146	3,449
Non-recourse loans	Japan	15,897	234	219
	The Americas	23,119	667	667
Other	Real estate companies	38,733	1,154	990
	Entertainment companies	10,277	509	343
	Other	46,901	1,582	1,230
Purchased loans		25,588	0	0

Total		¥171,960	¥4,441	¥3,679

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,822	¥376	¥273
	Housing loans	6,286	268	180
	Card loans	3,368	60	51
	Other	2,168	48	42
Corporate borrowers		82,986	2,005	1,648
Non-recourse loans	Japan	5,975	10	10
	The Americas	15,657	502	502
Other	Real estate companies	22,009	417	355
	Entertainment companies	5,951	202	149
	Other	33,394	874	632
Purchased loans		18,736	0	0

Total		¥113,544	¥2,381	¥1,921

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥13,215	¥317	¥269
	Housing loans	5,090	176	148
	Card loans	3,970	69	59
	Other	4,155	72	62
Corporate borrowers		58,138	974	947
Non-recourse loans	Japan	5,117	7	7
	The Americas	11,759	275	275
Other	Real estate companies	13,843	210	198
	Entertainment companies	3,505	102	99
	Other	23,914	380	368
Purchased loans		12,864	0	0

Total		¥84,217	¥1,291	¥1,216

*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

The following table provides information about the credit quality indicators as of March 31, 2015 and 2016:

	March 31, 2015
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,311,725	¥11,993	¥6,635	¥18,628	¥1,330,353
	Housing loans	1,050,531	5,357	3,898	9,255	1,059,786
	Card loans	238,660	3,741	824	4,565	243,225
	Other	22,534	2,895	1,913	4,808	27,342
Corporate borrowers		1,015,971	73,825	0	73,825	1,089,796
Non-recourse loans	Japan	36,250	5,285	0	5,285	41,535
	The Americas	66,486	16,747	0	16,747	83,233
Other	Real estate companies	235,493	21,107	0	21,107	256,600
	Entertainment companies	101,701	4,472	0	4,472	106,173
	Other	576,041	26,214	0	26,214	602,255
Purchased loans		27,076	15,216	0	15,216	42,292
Direct financing leases		1,201,081	0	15,373	15,373	1,216,454
	Japan	819,592	0	10,293	10,293	829,885
	Overseas	381,489	0	5,080	5,080	386,569

Total		¥3,555,853	¥101,034	¥22,008	¥123,042	¥3,678,895

	March 31, 2016
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,439,703	¥14,101	¥8,178	¥22,279	¥1,461,982
	Housing loans	1,131,276	4,511	2,267	6,778	1,138,054
	Card loans	255,753	4,123	657	4,780	260,533
	Other	52,674	5,467	5,254	10,721	63,395
Corporate borrowers		1,029,381	48,479	0	48,479	1,077,860
Non-recourse loans	Japan	14,883	5,068	0	5,068	19,951
	The Americas	55,271	5,989	0	5,989	61,260
Other	Real estate companies	261,558	8,612	0	8,612	270,170
	Entertainment companies	98,852	2,429	0	2,429	101,281
	Other	598,817	26,381	0	26,381	625,198
Purchased loans		19,511	11,013	0	11,013	30,524
Direct financing leases		1,177,580	0	12,556	12,556	1,190,136
	Japan	831,207	0	7,918	7,918	839,125
	Overseas	346,373	0	4,638	4,638	351,011

Total		¥3,666,175	¥73,593	¥20,734	¥94,327	¥3,760,502

Note:	Loans held for sale are not included in the table above.

In common with all classes, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing assets. The category of non-performing assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due 90 days or more, financing receivables modified as troubled debt restructurings, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing assets when considered impaired, while all the other loans are included in the category of performing assets.

Out of non-performing assets, the Company and its subsidiaries consider smaller balance homogeneous loans, including housing loans, card loans and other, which are not restructured and direct financing leases, as 90 days or more past-due financing receivables not individually evaluated for impairment, and consider the others as loans individually evaluated for impairment. After the Company and its subsidiaries have set aside provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the status of management of the debtors and other important factors in order to report to management and develop additional provision as necessary.

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2015 and 2016:

	March 31, 2015
		Millions of yen
		Past-Due Financing Receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non- Accrual
Consumer borrowers		¥3,229	¥9,825	¥13,054	¥1,330,353	¥9,825
	Housing loans	1,672	6,503	8,175	1,059,786	6,503
	Card loans	704	1,202	1,906	243,225	1,202
	Other	853	2,120	2,973	27,342	2,120
Corporate borrowers		7,991	33,694	41,685	1,089,796	43,697
Non-recourse loans	Japan	0	4,975	4,975	41,535	4,975
	The Americas	6,639	9,846	16,485	83,233	14,716
Other	Real estate companies	37	8,366	8,403	256,600	8,730
	Entertainment companies	0	571	571	106,173	571
	Other	1,315	9,936	11,251	602,255	14,705
Direct financing leases		6,142	15,373	21,515	1,216,454	15,373
	Japan	1,877	10,293	12,170	829,885	10,293
	Overseas	4,265	5,080	9,345	386,569	5,080

Total		¥17,362	¥58,892	¥76,254	¥3,636,603	¥68,895

	March 31, 2016
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 Days Past-Due	90 Days or More Past-Due	Total Past-Due	Total Financing Receivables	Non- accrual
Consumer borrowers		¥5,002	¥11,348	¥16,350	¥1,461,982	¥11,348
	Housing loans	2,283	4,435	6,718	1,138,054	4,435
	Card loans	503	1,103	1,606	260,533	1,103
	Other	2,216	5,810	8,026	63,395	5,810
Corporate borrowers		3,018	18,944	21,962	1,077,860	31,464
Non-recourse loans	Japan	0	4,776	4,776	19,951	4,776
	The Americas	2,370	400	2,770	61,260	5,924
Other	Real estate companies	44	2,727	2,771	270,170	2,727
	Entertainment companies	0	145	145	101,281	145
	Other	604	10,896	11,500	625,198	17,892
Direct financing leases		6,457	12,556	19,013	1,190,136	12,556
	Japan	500	7,918	8,418	839,125	7,918
	Overseas	5,957	4,638	10,595	351,011	4,638

Total		¥14,477	¥42,848	¥57,325	¥3,729,978	¥55,368

Note:	Loans held for sale and purchased loans are not included in the table above.

In common with all classes, the Company and its subsidiaries consider financing receivables as past-due financing receivables when principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms.

The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as the individual debtor’s creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2014, 2015 and 2016:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥3,899	¥2,586
	Housing loans	724	334
	Card loans	1,898	1,391
	Other	1,277	861
Corporate borrowers		14,135	11,097
Non-recourse loans	Japan	4,745	2,608
	The Americas	4,809	4,723
Other	Real estate companies	328	276
	Entertainment companies	779	509
	Other	3,474	2,981

Total		¥18,034	¥13,683

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥5,504	¥4,061
	Housing loans	483	263
	Card loans	2,566	2,018
	Other	2,455	1,780
Corporate borrowers		946	891
Non-recourse loans	The Americas	145	145
Other	Other	801	746

Total		¥6,450	¥4,952

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥6,436	¥4,890
	Housing loans	71	23
	Card loans	2,405	1,910
	Other	3,960	2,957
Corporate borrowers		584	582
Non-recourse loans	The Americas	575	575
Other	Other	9	7

Total		¥7,020	¥5,472

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.

The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of our investment as possible in troubled debt restructurings. For the debtors of non-recourse loans, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. For the debtors of all financing receivables other than non-recourse loans, the Company and its subsidiaries offer concessions such as a reduction of the loan principal, a temporary reduction in the interest payments, or an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.

In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for a valuation allowance. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional provision for the restructured receivables.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2014 and for which there was a payment default during fiscal 2014:

	March 31, 2014
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥57
	Housing loans	18
	Card loans	31
	Other	8
Corporate borrowers		565
Non-recourse loans	The Americas	497
Other	Real estate companies	42
	Other	26

Total		¥622

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2015 and for which there was a payment default during fiscal 2015:

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥122
	Housing loans	27
	Card loans	62
	Other	33
Corporate borrowers		330
Other	Other	330

Total		¥452

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2016 and for which there was a payment default during fiscal 2016:

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥68
	Card loans	45
	Other	23

Total		¥68

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due 90 days or more in accordance with the modified terms.

In common with all portfolio segments, the Company and its subsidiaries suspend accruing revenues and may recognize additional provision as necessary for the defaulted financing receivables.

In January 2014, Accounting Standards Update 2014-04(“Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure” —ASC 310-40(“Receivables-Troubled Debt Restructurings by Creditors”)) was issued. This Update clarifies when a creditor is considered to have received physical possession resulting from an in substance repossession or foreclosure or residential real estate property collateralizing a consumer mortgage loan. Additionally, this Update requires an entity to disclose the amount of foreclosed residential real estate property and the recorded investment in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure. The Company and its subsidiaries adopted this Update on April 1, 2015.

As of March 31, 2016, there was no amount of foreclosed residential real estate property based on this Update. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure is ¥601 million as of March 31, 2016.